Commitments and Contingencies (Details) € in Millions, $ in Millions			1 Months Ended		3 Months Ended
	Apr. 25, 2023 EUR (€) Installment	Nov. 30, 2022 EUR (€) claim	Mar. 31, 2022 EUR (€) claim	Mar. 31, 2022 USD ($) claim	Mar. 31, 2023 USD ($)	Nov. 15, 2022 EUR (€)	Oct. 13, 2022 EUR (€)
Scarlino, Italy Ti02 Manufacturing Facility
Loss Contingencies [Line Items]
Depreciation					$ 33
Calais Pipeline Matter
Loss Contingencies [Line Items]
Number of pending claims | claim		4	2	2
Loss contingency accrual					2
Calais Pipeline Matter | Subsequent Event
Loss Contingencies [Line Items]
Transaction indemnity amount | €	€ 2
Number of installments | Installment	2
Calais Pipeline Matter | The Region Hauts-de-France
Loss Contingencies [Line Items]
Damages sought		€ 12	€ 12	$ 13
Gasum LNG Oy
Loss Contingencies [Line Items]
Loss contingency accrual | €						€ 33
Termination fee due and outstanding | €							€ 3
Recorded unconditional purchase obligation					36
Recorded unconditional purchase obligation, current					$ 17